Long-term loan (Schedule of continuity of long-term loan) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Borrowings [abstract]
Beginning Balance	$ 43,254	$ 43,796
Accrued interest	1,764
Foreign exchange	(212)	(542)
Ending Balance	$ 44,806	$ 43,254